Supplement to the
Strategic Advisers® Short Duration Fund
July 30, 2025
STATEMENT OF ADDITIONAL INFORMATION

The following information supplements information found in the "Management Contract" section under "Sub-Adviser - FIAM".
Short Duration International Credit: 0.10% on the first $250 million in assets; 0.09% on the next $250 million in assets; and 0.07% on any amount in excess of $500 million in assets.
Short-Term Bond: 0.10% on the first $250 million in assets; 0.09% on the next $250 million in assets; and 0.07% on any amount in excess of $500 million in assets.

ASD-SSTK-0326-109-1.9862946.109	March 17, 2026

Supplement to the
Strategic Advisers® U.S. Total Stock Fund
July 30, 2025
STATEMENT OF ADDITIONAL INFORMATION

The following information supplements information found in the "Management Contract" section under "Sub-Adviser - FIAM".
Growth Company: 0.27% on all assets.

STS-SSTK-0326-101-1.9918826.101	March 17, 2026

Supplement to the
Strategic Advisers® Fidelity® U.S. Total Stock Fund
July 30, 2025
STATEMENT OF ADDITIONAL INFORMATION

The following information supplements information found in the "Management Contract" section under "Sub-Adviser - FIAM".
Growth Company: 0.27% on all assets.

TSF-SSTK-0326-103-1.9899413.103	March 17, 2026

Supplement to the
Strategic Advisers® Fidelity® Short Duration Fund
December 26, 2025
STATEMENT OF ADDITIONAL INFORMATION

The following information supplements information found in the "Management Contract" section under "Sub-Adviser - FIAM".
Short Duration International Credit: 0.10% on the first $250 million in assets; 0.09% on the next $250 million in assets; and 0.07% on any amount in excess of $500 million in assets.

SDF-SSTK-0326-100-1.9922542.100	March 17, 2026

Supplement to the
Strategic Advisers® Fidelity® Core Income Fund
July 30, 2025
STATEMENT OF ADDITIONAL INFORMATION

The following information supplements information found in the "Management Contract" section under "Sub-Adviser - FIAM".
New Markets Income: 0.32% on the first $500 million in assets; 0.30% on the next $500 million in assets; and 0.27% on any amount in excess of $1 billion in assets.
Securitized Credit: 0.10% on the first $250 million in assets; 0.08% on the next $250 million in assets; and 0.075% on any amount in excess of $500 million in assets.

COI-SSTK-0326-104-1.9899408.104	March 17, 2026